Commitments and Contingencies (Details) - Noble Finance Company [Member] $ in Millions	11 Months Ended
Dec. 31, 2021 USD ($) numberOfEmployee
Other Commitments [Line Items]
Years of effectiveness of employment agreements after the termination of employment	3 years
Insurance for litigation claims deductible amount	$ 5.0
Hurricane Ida Personal Injury Claims [Member]
Other Commitments [Line Items]
Number of employees impacted | numberOfEmployee	14
Minimum
Other Commitments [Line Items]
Percentage of uncertain tax positions likelihood of being sustained	50.00%
Mexico | Income and other business taxes | Foreign tax authority
Other Commitments [Line Items]
Approximate audit claims assessed	$ 618.0